Related party transactions (Details Narrative) $ in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Sep. 30, 2024 CAD ($)
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		$ 109
Former Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 1.4